Right-of-Use Assets	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets [Abstract]
Right-of-use assets

Note 7 – Right-of-Use Assets

	December 31, 2024	December 31, 2023
	EUR	EUR

Arena	494,352	500,277
Flats and houses	153,842	201,037
Subtotal	648,194	701,314
Less accumulated amortization	(140,475)	(50,857)
Net	507,719	650,457

Amount recognized in profit and loss

	December 31, 2024	December 31, 2023
	EUR	EUR
Amortization of right-of-use assets	111,899	50,857
Interest expense on lease liabilities	28,792	13,596
Expenses relating to lease of short-term leases	120,271	112,950

The Company applies the short-term lease recognition exemption to leases of motor vehicles that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. It also applies the recognition exemption for lease of low-value assets. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis or another systematic basis over the lease term.